Adoption of new standards, amendments to and interpretations of existing standards issued by the IASB. (Tables)	12 Months Ended
Dec. 31, 2023
Adoption Of New Standards Amendments To And Interpretations Of Existing Standards Issued By Iasb.
Schedule of new and amendments standards and interpretations starting at the current year

Accounting pronouncement	Description	Impact

Changes in IAS 1	Presentation of Financial Statements	01/01/2023
Changes in IAS 8	Distinction of the differences between changes in accounting policies and changes in accounting estimates	01/01/2023
Changes in IAS 12	Taxes on Income. Deferred tax related to Assets and Liabilities resulting from a single transaction	01/01/2023
Adoption of IFRS 17	Insurance contracts – Impacts for insurers and reinsurers	01/01/2023
Changes in IAS 12	Changes to IAS 12 regarding Pillar 2	01/01/2023

Schedule of new and revised standards and interpretations issued and not yet adopted
Applicable to
Accounting pronouncement	Description	annual periods
starting in
or after
Changes in IAS 7 and IFRS 7	Definition and disclosure of additional information for supplier financing.	01/01/2024
Changes in IAS 1	Definition of the change in the disclosure of long-term liabilities with Covenants and classification of liabilities as current or non-current.	01/01/2024
Changes in IAS 21	Determine whether a currency is convertible and how it should be determined a spot exchange rate when there is a lack of exchangeability.	01/01/2025
Changes in IFRS 16	Treatment of lease liabilities in Sale and Leaseback transactions	01/01/2024
Adoption of IFRS 18	Improvements in the presentation and Disclosure in Financial Statements	01/01/2027
Adoption of IFRS 19	Subsidiaries without Public Accountability: Disclosures, permits a subsidiary to provide reduced disclosures when applying IFRS Accounting Standards in its financial statements.	01/01/2027
Changes in IAS 28	Sale or contribution of assets between an investor and its affiliate or joint venture.	The effective date has not yet been defined. by IASB